Integration, Transaction and Other Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Integration costs	$ 46	$ 95
Transaction Costs (Note 5)	11	11
Other (2)	28	0
Integration, transaction and other costs	85	106
Husky Energy, Inc.
Disclosure of detailed information about business combination [line items]
Integration, transaction and other costs		90
Sunrise Oil Sands Partnership And Toledo CGU
Disclosure of detailed information about business combination [line items]
Integration, transaction and other costs	$ 46	$ 5